UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21286

Name of Fund: BlackRock Preferred Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              Face
Industry                                    Amount  Capital Trusts                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 12.2%              $ 12,035,000  ABN AMRO North America Holding Preferred Capital Repackaging
                                                    Trust I, 6.523% (a)(b)(c)                                        $   12,518,963
                                         2,000,000  Bank One Capital III, 8.75% due 9/01/2030                             2,589,944
                                        16,455,000  Chase Capital II Series B, 5.871% due 2/01/2027 (b)                  15,963,473
                                         3,630,000  First Empire Capital Trust II, 8.277% due 6/01/2027                   3,801,329
                                         2,000,000  HSBC America Capital Trust I, 7.808% due 12/15/2026 (a)               2,078,080
                                        15,835,000  HSBC Capital Funding LP/Jersey Channel Islands,
                                                    10.176% (a)(b)(c)                                                    23,100,620
                                         7,300,000  HSBC Finance Capital Trust IX, 5.911% due 11/30/2035 (b)              7,322,645
                                        12,275,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028                 12,827,375
                                           998,000  JPM Capital Trust I, 7.54% due 1/15/2027                              1,035,146
                                         2,000,000  Lloyds TSB Bank Plc, 6.90% (c)                                        2,012,500
                                        18,470,000  Nationsbank Capital Trust III, 5.91% due 1/15/2027 (b)               18,087,265
                                         2,000,000  Republic New York Corp., 7.53% due 12/04/2026                         2,077,858
                                         4,500,000  ST George Funding Co. LLC, 8.485% (a)(c)                              4,719,190
                                         4,175,000  SunTrust Preferred Capital I, 5.853% (b)(c)                           4,212,529
                                                                                                                     --------------
                                                                                                                        112,346,917
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.2%                 13,670,000  Capital One Capital III, 7.686% due 8/15/2036                        15,384,696
                                         4,630,000  MBNA Capital A, 8.278% due 12/01/2026                                 4,821,636
                                                                                                                     --------------
                                                                                                                         20,206,332
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.0%   15,000,000  AgFirst Farm Credit Bank, 8.393% due 12/15/2016 (b)                  16,542,795
                                        10,000,000  CIT Capital Trust I, 7.70% due 2/15/2027                             10,372,850
                                         9,000,000  Farm Credit Bank of Texas Series 1, 7.561% (b)(c)                     9,536,040
                                                                                                                     --------------
                                                                                                                         36,451,685
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.2%               14,950,000  HL&P Capital Trust II Series B, 8.257% due 2/01/2037                 15,567,211
                                         5,000,000  SWEPCO Capital I, 5.25% due 10/01/2043 (b)                            4,944,090
                                                                                                                     --------------
                                                                                                                         20,511,301
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.6%                     5,000,000  AGL Capital Trust I Series B, 8.17% due 6/01/2037                     5,224,140
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 15.5%                       12,175,000  AON Corp., 8.205% due 1/01/2027                                      13,930,148
                                        23,725,000  AXA, 8.60% due 12/15/2030 (Surplus Notes)                            30,499,840
                                        21,300,000  Ace Capital Trust II, 9.70% due 4/01/2030                            28,775,917
                                        15,000,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (a)                    15,513,855
                                        10,000,000  GE Global Insurance Holding Corp., 7.75% due 6/15/2030               12,037,640
                                         1,000,000  GenAmerica Capital I, 8.525% due 6/30/2027 (a)                        1,050,980
                                         3,000,000  Genworth Financial, Inc., 6.15% due 11/15/2066 (b)                    2,987,907
                                         6,066,000  ING Capital Funding Trust III, 8.439% (b)(c)                          6,675,560
                                         3,605,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (a)                     3,578,727
                                         6,325,000  Principal Life Insurance Co., 8% due 3/01/2044
                                                    (Surplus Notes) (a)                                                   6,756,156
                                         3,750,000  Zenith National Insurance Capital Trust I, 8.55%
                                                    due 8/01/2028 (a)                                                     3,862,500
                                        15,600,000  Zurich Capital Trust I, 8.376% due 6/01/2037 (a)                     16,325,587
                                                                                                                     --------------
                                                                                                                        141,994,817
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.1%                  10,000,000  Dominion Resources Capital Trust I, 7.83% due 12/01/2027             10,370,240
                                        15,000,000  Dominion Resources Capital Trust III, 8.40% due 1/15/2031            18,277,935
                                                                                                                     --------------
                                                                                                                         28,648,175
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                       3,750,000  BNSF Funding Trust I, 6.613% due 12/15/2055 (b)                       3,643,999
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 4.3%        1,000,000  Astoria Capital Trust I, 9.75% due 11/01/2029 (a)                     1,122,500
                                         5,000,000  Astoria Capital Trust I Series B, 9.75% due 11/01/2029                5,634,500
                                         5,760,000  Dime Capital Trust I Series A, 9.33% due 5/06/2027                    6,073,108
                                        12,765,000  Greenpoint Capital Trust I, 9.10% due 6/01/2027                      13,440,728
                                         3,005,000  ML Capital Trust I, 9.875% due 3/01/2027                              3,159,214

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              Face
Industry                                    Amount  Capital Trusts                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $  9,775,000  Webster Capital Trust I, 9.36% due 1/29/2027 (a)                 $   10,248,603
                                                                                                                     --------------
                                                                                                                         39,678,653
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Capital Trusts (Cost - $397,542,242) - 44.5%                  408,706,019
-----------------------------------------------------------------------------------------------------------------------------------

                                            Shares
                                              Held  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 6.3%                   7,600,000  Ameriprise Financial, Inc., 7.518% (b)                                8,297,961
                                           510,000  Deutsche Bank Capital Funding Trust VIII, 6.375%                     13,116,588
                                            96,000  Goldman Sachs Group, Inc. Series A, 3.91% (b)                         2,513,280
                                           720,000  Goldman Sachs Group, Inc. Series D, 6.03% (b)                        18,864,000
                                           600,000  Lehman Brothers Holdings, Inc., 6.50%                                15,648,000
                                                                                                                     --------------
                                                                                                                         58,439,829
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 12.1%                 4,000,000  Barclays Bank Plc, 6.278% (b)                                         3,892,988
                                             4,650  First Tennessee Bank NA, 3.90% (a)(b)                                 4,826,700
                                         5,000,000  HBOS Plc, 5.92% (a)(b)                                                4,890,160
                                         8,000,000  ICICI Bank Ltd., 7.25% (a)                                            8,223,008
                                           319,000  KeyCorp Capital IX, 6.75%                                             8,140,880
                                           166,800  Provident Financial Group, Inc., 7.75%                                4,289,896
                                        20,000,000  Resona Preferred Global Securities Ltd., 7.191% (a)(b)               20,916,700
                                         4,800,000  Royal Bank of Scotland Group Plc, 9.118%                              5,288,827
                                            23,000  SG Preferred Capital II, 6.302% (b)                                  23,905,625
                                           800,000  Santander Finance Preferred SA Unipersonal, 6.50% (a)                20,125,040
                                           250,000  Santander Finance Preferred SA Unipersonal, 6.80% (a)                 6,273,450
                                                                                                                     --------------
                                                                                                                        110,773,274
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 8.1%      152,400  Bank of America Corp. Series D, 6.20%                                 4,053,840
                                           636,075  Bank of America Corp. Series E, 5.718% (b)                           16,251,716
                                           655,000  CIT Group, Inc. Series A, 6.35%                                      17,259,250
                                           272,000  Cobank ACB, 7% (a)                                                   13,777,072
                                        22,900,000  JPMorgan Chase Capital XXI Series U, 6.25% (b)                       22,721,036
                                                                                                                         74,062,914
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.6%                   14,000  Alabama Power Co., 5.83%                                                347,620
                                           114,400  Entergy Arkansas, Inc., 6.45%                                         2,885,031
                                            89,850  Entergy Louisiana LLC, 6.95%                                          9,254,550
                                            80,000  Interstate Power & Light Co. Series B, 8.375%                         2,544,000
                                           204,000  PPL Electric Utilities Corp., 6.25%                                   5,316,750
                                           140,000  Pacific Gas & Electric Co. Series A, 6%                               3,654,000
                                                                                                                     --------------
                                                                                                                         24,001,951
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.5%                       556,000  Southern Union Co., 7.55%                                            14,294,760
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 13.8%                          880,000  ACE Ltd. Series C, 7.80%                                             22,994,400
                                         5,950,000  AXA SA, 6.379% (a)(b)                                                 5,820,700
                                           100,000  Aegon NV Series 1, 6.235% (b)                                         2,606,000
                                           165,000  Aspen Insurance Holdings Ltd., 7.401% (b)                             4,243,800
                                           140,000  Axis Capital Holdings Ltd. Series A, 7.25%                            3,635,800
                                            36,000  Axis Capital Holdings Ltd. Series B, 7.50% (b)                        3,823,877
                                           139,200  Endurance Specialty Holdings Ltd. Series A, 7.75%                     3,640,080
                                         6,930,000  Financial Security Assurance Holdings Ltd., 6.40% (a)(b)              6,943,387
                                         7,500,000  Great West Life & Annuity Insurance Co., 7.153% (a)(b)                7,935,855
                                        10,425,000  Metlife, Inc., 6.40%                                                 10,444,693
                                           493,000  Metlife, Inc. Series B, 6.50%                                        13,168,030
                                         5,000,000  Oil Insurance Ltd., 7.558% (a)(b)                                     5,160,750
                                         5,700,000  PartnerRe Finance II, 6.44% due 12/01/2066 (b)                        5,673,153
                                           140,000  Prudential Plc, 6.50%                                                 3,612,000
                                           660,000  RenaissanceRe Holding Ltd. Series D, 6.60%                           16,302,000

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                            Shares
Industry                                      Held  Preferred Stocks                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             9,800  Zurich RegCaPS Funding Trust, 6.58% (a)(b)                       $   10,446,800
                                                                                                                     --------------
                                                                                                                        126,451,325
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                   8,400,000  Dominion Resources, Inc., 7.50% (b)                                   9,060,551
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.8%       7,225,000  Enterprise Products Operating LP, 8.375% (b)                          7,892,742

-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 12.9%         264,650  Fannie Mae Series L, 5.125%                                          12,306,225
                                         1,210,000  Fannie Mae Series O, 7% (b)                                          64,583,750
                                           190,000  Freddie Mac Series Q, 3.85% (b)                                       8,892,000
                                           105,000  Freddie Mac Series T, 6.42%                                           5,630,100
                                           695,000  Freddie Mac Series V, 5.57%                                          17,309,879
                                         8,000,000  Roslyn Real Estate Asset Corp. Series D, 9.02% (b)                    8,017,500
                                            48,000  Sovereign Bancorp, Inc. Series C, 7.30% (d)                           1,308,000
                                                                                                                     --------------
                                                                                                                        118,047,454
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   2,423  Centaur Funding Corp., 9.08% (a)                                      2,811,437
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Preferred Stocks (Cost - $533,201,821) - 59.4%                545,836,237
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 15.3%                        251,400  Alexandria Real Estate Equities, Inc. Series C, 8.375%                6,777,744
                                           400,000  CBL & Associates Properties, Inc. Series C, 7.75%                    10,300,000
                                           400,000  Developers Diversified Realty Corp., 8%                              10,280,000
                                            80,000  Duke Realty Corp. Series K, 6.50%                                     2,019,200
                                             2,390  First Industrial Realty Trust, Inc., 6.236% (b)                       2,388,506
                                             4,000  Firstar Realty LLC, 8.875% (a)                                        5,118,750
                                           448,000  Health Care Property Investors, Inc. Series F, 7.10%                 11,441,920
                                           172,800  Health Care REIT, Inc. Series F, 7.625%                               4,449,600
                                           100,000  Kimco Realty Corp. Series F, 6.65%                                    2,531,000
                                         1,200,000  New Plan Excel Realty Trust Series E, 7.625%                         30,720,000
                                            72,000  PS Business Parks, Inc. Series K, 7.95%                               1,915,200
                                            64,000  PS Business Parks, Inc. Series M, 7.20%                               1,622,400
                                           160,000  Public Storage, Inc. Series I, 7.25%                                  4,175,008
                                           445,000  Public Storage, Inc. Series L, 6.75%                                 11,276,300
                                           607,550  Regency Centers Corp. Series C, 7.45%                                15,705,167
                                            58,000  Regency Centers Corp. Series D, 7.25%                                 1,486,250
                                            11,857  Sovereign Real Estate Investment Corp., 12% (a)                      18,259,780
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Real Estate Investment Trusts
                                                    (Cost - $135,673,035) - 15.3%                                       140,466,825
-----------------------------------------------------------------------------------------------------------------------------------

                                              Face
                                            Amount  Trust Preferreds
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                $    875,000  Lehman Brothers Holdings Capital Trust III Series K, 1.558%
                                                    due 3/15/2052                                                           869,009
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                  2,790,000  National City Capital Trust II, 6.625% due 11/15/2066                 2,806,444
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%          2,000,000  Corporate-Backed Trust Certificates, 8.375% due 11/15/2028
                                                                                                                          2,018,088
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.9%                 16,702,000  Capital One Capital II, 7.50% due 6/15/2066                          17,681,928
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.7%                4,750,000  Georgia Power Co. Series O, 1.475% due 4/15/2033                      4,623,119
                                         3,000,000  HECO Capital Trust III, 6.50% due 3/18/2034                           3,089,821
                                         5,000,000  National Rural Utilities Cooperative Finance Corp., 6.75%
                                                    due 2/15/2043                                                         5,014,801
                                        10,835,000  PPL Energy Supply LLC, 7% due 7/15/2046                              11,186,169
                                           950,000  Virginia Power Capital Trust II, 1.844% due 7/30/2042                   936,834
                                                                                                                     --------------
                                                                                                                         24,850,744
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              Face
Industry                                    Amount  Trust Preferreds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.7%                  $    500,000  Dominion CNG Capital Trust I, 1.95% due 10/31/2041               $      501,467
                                         5,750,000  Southwest Gas Capital II, 7.70% due 9/15/2043                         6,008,883
                                                                                                                     --------------
                                                                                                                          6,510,350
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.7%                        11,000,000  ABN AMRO North America Capital Funding Trust II,
                                                    5.445% (a)(b)(c)                                                     10,944,442
                                         7,375,000  Berkley W R Capital Trust, 6.75% due 7/26/2045                        7,258,488
                                         1,000,000  Everest Re Capital Trust, 1.963% due 11/15/2032                       1,011,361
                                         5,000,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052             5,078,166
                                                                                                                     --------------
                                                                                                                         24,292,457
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                     397,425  PSEG Funding Trust II, 8.75% due 12/31/2032                             407,816
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 4.2%        4,580,000  Countrywide Capital V, 7% due 11/01/2066                              4,630,164
                                        28,362,500  Countrywide Financial Corp., 1.50% due 4/01/2033                     28,324,177
                                         6,000,000  Dime Community Capital I, 7% due 4/14/2034                            5,760,000
                                                                                                                     --------------
                                                                                                                         38,714,341
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Trust Preferreds (Cost - $116,433,132) - 12.9%                118,151,177
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Preferred Securities
                                                    (Cost - $1,182,850,230) - 132.1%                                  1,213,160,258
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.1%                      16,000,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031                18,957,264
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.6%   15,000,000  Sigma Finance Corp., 7.36% due 8/15/2011 (e)                         15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication           25,500,000  France Telecom SA, 8.50% due 3/01/2031                               33,345,330
Services - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.3%               16,575,000  Duke Energy Field Services LLC, 8.125% due 8/16/2030                 19,969,676
                                        10,000,000  FirstEnergy Corp. Series B, 6.45% due 11/15/2011                     10,406,960
                                                                                                                     --------------
                                                                                                                         30,376,636
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                             5,000,000  Comcast Corp., 7.05% due 3/15/2033                                    5,412,660
                                         5,000,000  Time Warner, Inc., 7.625% due 4/15/2031                               5,604,575
                                        18,000,000  Time Warner, Inc., 7.70% due 5/01/2032                               20,354,184
                                                                                                                     --------------
                                                                                                                         31,371,419
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication              18,000,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                    23,277,510
Services - 5.9%                          2,000,000  Sprint Capital Corp., 6.90% due 5/01/2019                             2,048,890
                                        24,000,000  Sprint Capital Corp., 8.75% due 3/15/2032                            28,495,008
                                                                                                                     --------------
                                                                                                                         53,821,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Corporate Bonds (Cost - $173,443,756) - 19.9%                 182,872,057
-----------------------------------------------------------------------------------------------------------------------------------

                                        Beneficial
                                          Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                      $ 80,212,578  BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                    5.29% (f)(g)                                                         80,212,578
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Short-Term Securities
                                                    (Cost - $80,212,578) - 8.8%                                          80,212,578
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Investments (Cost - $1,436,506,564*) - 160.8%               1,476,244,893

                                                    Liabilities in Excess of Other Assets - (0.8%)                       (7,140,992)

                                                    Preferred Stock, at Redemption Value - (60.0%)                     (550,825,283)
                                                                                                                     --------------
                                                    Net Assets Applicable to Common Stock - 100.0%                   $  918,278,618
                                                                                                                     ==============

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,434,760,875
                                                                ===============
      Gross unrealized appreciation                             $    53,594,898
      Gross unrealized depreciation                                 (12,110,880)
                                                                ---------------
      Net unrealized appreciation                               $    41,484,018
                                                                ===============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate security.
(c)   The security is a perpetual bond and has no stated maturity date.
(d)   Depositary receipts.
(e) Restricted security as to resale, representing 1.6% of net assets, was as follows:

      --------------------------------------------------------------------------------------------------
                                                           Acquisition
      Issue                                                    Date             Cost            Value
      --------------------------------------------------------------------------------------------------
      Sigma Finance Corp., 7.36% due 8/15/2011              2/13/2004       $ 15,000,000    $ 15,000,000
      --------------------------------------------------------------------------------------------------

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------------------------
      Affiliate                                                                     Net Activity      Interest Income
      ---------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                             $ 59,671,077         $ 801,270
      ---------------------------------------------------------------------------------------------------------------

(g)   Represents the current yield as of January 31, 2007.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts sold as of January 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------
      Number of                                                           Expiration            Face          Unrealized
      Contracts                        Issue                                 Date               Value        Appreciation
      -------------------------------------------------------------------------------------------------------------------
        2,558               10-Year U.S. Treasury Notes                   March 2007        $ 277,017,919     $ 3,951,419
         509                30-Year U.S. Treasury notes                   March 2007        $  57,920,406       1,866,781
      -------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                                           $ 5,818,200
                                                                                                              ===========

o     Swaps outstanding as of January 31, 2007 were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                      Notional        Unrealized
                                                                                       Amount        Appreciation
      -----------------------------------------------------------------------------------------------------------
      Sold credit default protection on a basket of preferred
      securities and receive 2.03%

         Broker, Lehman Brothers Special Finance
         Expires September 2007                                                     $   36,000,00     $   471,924

      Pay a fixed rate of 5.132% and receive a floating rate based on 3-month LIBOR

         Broker, JPMorgan Chase
         Expires September 2016                                                     $ 125,000,000       1,987,140
      -----------------------------------------------------------------------------------------------------------
      Total                                                                                           $ 2,459,064
                                                                                                      ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Preferred Income Strategies Fund, Inc.

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Preferred Income Strategies Fund, Inc.

Date: March 26, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Preferred Income Strategies Fund, Inc.

Date: March 26, 2007